Taxation - Schedule of Current and Deferred Portions of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxation
Current income tax (benefits)/expenses	$ 183	$ 315	$ (471)
Deferred income tax expenses	966	4,361	382
Income tax (benefits)/expenses	$ 1,149	$ 4,676	$ (89)